Consolidated Statements of Equity (USD $) In Thousands, except Share data, unless otherwise specified	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Loss [Member]	Treasury Stock [Member]	Total Shareholders Equity [Member]	Non-Controlling Interest [Member]	Total
Balance at Dec. 31, 2010	$ 15,683	$ 465	$ 41,931	$ 15,494	$ (693)	$ (2,180)	$ 70,700	$ 32	$ 70,732
(Balance (in shares) at Dec. 31, 2010
Capital withdrawals by noncontrolling interest								(915)	(915)
10% common stock dividend		45	3,913	(3,958)			0		0
Comprehensive income (loss):
Net income				7,272			7,272	932	8,204
Total comprehensive income							67		67
Dividend on preferred stock				(815)			(815)		(815)
Accretion of discount on preferred stock	185			(185)			0		0
Balance at Dec. 31, 2011	15,868	510	45,844	17,808	(626)	(2,180)	77,224	49	77,273
Balance (in shares) at Dec. 31, 2011		5,097,078
Capital withdrawals by noncontrolling interest								(889)	(889)
Stock options exercised		1	34				35		35
Stock options exercised (in shares)		9,332							9,332
10% common stock dividend		49	2,991	(3,041)			(1)		(1)
10% common stock dividend (in shares)		488,383
Comprehensive income (loss):
Net income				7,313			7,313	756	8,069
Total comprehensive income							119		119
Dividend on preferred stock				(815)			(815)		(815)
Accretion of discount on preferred stock	197			(197)			0		0
Balance at Dec. 31, 2012	$ 16,065	$ 560	$ 48,869	$ 21,068	$ (745)	$ (2,180)	$ 83,637	$ (94)	$ 83,543
Balance (in shares) at Dec. 31, 2012		5,594,793